PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment, net

	December 31,	June 30,
	2024	2025
	US$’000	US$’000
Investment property	442	442
Computer software	229	230
Renovation	87	87
Office equipment	16	16
Furniture and fittings	34	34
Motor vehicle	239	239
Subtotal	1,047	1,048
Less: Accumulated depreciation	(469)	(497)
Property, plant and equipment, net	578	551